Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net income	$ 124,380	$ 86,255	$ 69,499
Unrealized losses from marketable securities	(213)	0	0
Foreign currency translation losses	(170)	0	0
Other comprehensive loss, net of tax	(383)	0	0
Comprehensive income	123,997	86,255	69,499
Comprehensive loss attributable to non-controlling interest	(30,244)	(63,214)	0
Comprehensive income attributable to the Company	154,241	149,469	69,499
Comprehensive income	$ 123,997	$ 86,255	$ 69,499